OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Other current financial liabilities	$ 38,566,724	$ 40,593,878
Non-current
Other non-current financial liabilities	989,829,569	743,327,057
Bank loans
Current
Other current financial liabilities	799,072	1,438,161
Non-current
Other non-current financial liabilities	4,000,000	909,486
Bonds payable, net
Current
Other current financial liabilities	18,705,015	21,604,601
Non-current
Other non-current financial liabilities	918,921,342	718,962,871
Deposits in guarantee
Current
Other current financial liabilities	12,126,831	11,163,005
Derivative contract liabilities
Current
Other current financial liabilities	1,217,322	374,576
Non-current
Other non-current financial liabilities	51,568,854
Leasing agreements
Current
Other current financial liabilities	5,718,484	6,013,535
Non-current
Other non-current financial liabilities	$ 15,339,373	$ 23,454,700